Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Other Investment [Abstract]
Disclosure of detailed information about other investments [Table Text Block]
	2024	2023
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	6,766	17,880
Disposal	-	(3,698)
Interest capitalized (i)	-	2,134
Change in fair value (i)	343	(9,748)
Foreign exchange revaluation impact	(561)	198
Balance - December 31	6,548	6,766

Subtotal reported to next page	6,548	6,766

	2024	2023
	$	$

Subtotal from previous page	6,548	6,766

Fair value through other comprehensive income (common shares)
Balance - January 1	63,569	13,538
Acquisitions (Note 12)	-	40,000
Transfer from associates (Note 10)	-	5,407
Change in fair value	(4,778)	4,397
Disposals	(2,448)	(21)
Foreign exchange revaluation impact	(1,030)	248

Balance - December 31	55,313	63,569

Amortized cost (notes)
Balance - January 1	-	22,850
Repayments	(1,399)	-
Change in allowance for expected credit loss and write-offs (ii)	1,399	(22,850)
Reclassified from short-term investments (Note 7)	12,182	-

Balance - December 31	12,182	-

Total	74,043	70,335